Consolidated Statements of Changes of Shareholders’ Equity (Deficit)	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Share subscription receivable CNY (¥)	Share subscription receivable USD ($)	Addition Paid-In Capital CNY (¥)	Addition Paid-In Capital USD ($)	Statutory Reserve CNY (¥)	Statutory Reserve USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Retained Earnings (accumulated deficit) CNY (¥)	Retained Earnings (accumulated deficit) USD ($)	CNY (¥)	USD ($)
Balance at Sep. 30, 2022	¥ 7,272						¥ 1,208,899		¥ (1,065,010)		¥ 4,448,384		¥ 4,599,545
Balance (Shares) at Sep. 30, 2022 | shares	18,000,000	18,000,000
Net Income (Loss)											(993,937)		(993,937)
Foreign currency Translation									138,529				138,529
Appropriation to statutory reserve							430,870				(430,870)
Dividend distributed											(9,603,730)		(9,603,730)
Balance at Sep. 30, 2023	¥ 7,272						1,639,769		(926,481)		(6,580,153)		(5,859,593)
Balance (Shares) at Sep. 30, 2023 | shares	18,000,000	18,000,000
Net Income (Loss)											(1,284,172)		(1,284,172)
Foreign currency Translation									269,811				269,811
Appropriation to statutory reserve							39,659				(39,659)
Dividend distributed											(314,227)		(314,227)
Balance at Sep. 30, 2024	¥ 7,272						1,679,428		(656,670)		(8,218,211)		(7,188,181)
Balance (Shares) at Sep. 30, 2024 | shares	18,000,000	18,000,000
Net Income (Loss)											(12,829,206)		(12,829,206)	$ (1,802,108)
Capital raised from IPO	¥ 1,127				108,186,373								108,187,500
Capital raised from IPO (in shares) | shares	2,500,000	2,500,000
Offering cost offset					(41,973,776)								(41,973,776)
Foreign currency Translation									(954,330)				(954,330)
Balance at Sep. 30, 2025	¥ 8,399	$ 1,180			¥ 66,212,597	$ 9,300,828	¥ 1,679,428	$ 235,908	¥ (1,611,000)	$ (226,297)	¥ (21,047,417)	$ (2,956,513)	¥ 45,242,007	$ 6,355,106
Balance (Shares) at Sep. 30, 2025 | shares	20,500,000	20,500,000